Financial Risk And Capital Management - Additional Information (Detail) - EUR (€)		12 Months Ended
	Mar. 25, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk And Capital Management [Line Items]
Increase in share capital		€ 160,557,000	€ 250,909,000
Fluctuation of operational foreign exchange rates		€ 578,000	€ 501,000	€ 18,000
CIIG [Member] | Nonadjusting Events Reporting After Date [Member]
Financial Risk And Capital Management [Line Items]
Increase in capital through merger	€ 611,734,000